SETTLEMENT OF LEGAL CLAIM (Details) - CAD ($)			12 Months Ended
	Jun. 05, 2024	Nov. 15, 2019	Dec. 31, 2024	Nov. 20, 2019
SETTLEMENT OF LEGAL CLAIM
Number of shares under claim				17,500,000
Shares issuable under settlement agreement	3,750,000
Settlement of legal claim			$ 1,750,100
Three D
SETTLEMENT OF LEGAL CLAIM
Common shares owned		13,500,000
Issued in settlement of legal claim (in shares)	285,429
Three D | Palisades
SETTLEMENT OF LEGAL CLAIM
Issued in settlement of legal claim (in shares)	2,607,434
131
SETTLEMENT OF LEGAL CLAIM
Common shares owned		4,000,000
Issued in settlement of legal claim (in shares)			84,571
131 | Palisades
SETTLEMENT OF LEGAL CLAIM
Issued in settlement of legal claim (in shares)	772,566
Palisades
SETTLEMENT OF LEGAL CLAIM
Price per share		$ 0.08